Equity (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	Mar. 14, 2013	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Common shares approved by Board of Directors	23,000
Fair value of grand shares	$ 287,500
Stock compensation expense		71,875	215,625
Share-based payment award, Description			The shares were valued at $287,500 based on the Company's stock price and stock compensation expense of $215,625 was recognized for the year ended December 31, 2013. The unrecognized compensation expense of $71,875 will be recognized over the remaining period of three months.
Common shares, Vested		95,000
Fair value of common shares		118,500
Shares issued for cash			$ 41,250	$ 50,000
Common stock issued to note holder, shares		12,500
Interest rate		12.00%
Common stock issued, shares		1,250
Common Stock [Member]
Class of Stock [Line Items]
Common stock issued for cash			3,300	4,000